Loans to/(From) Related Parties	12 Months Ended
Feb. 29, 2024
Loans to/(From) Related Parties [Abstract]
LOANS TO/(FROM) RELATED PARTIES

12. LOANS TO/(FROM) RELATED PARTIES

	As of February 29/28
Figures in Rand thousands	2024	2023

Non-current assets
Loans to related party	28,200	25,800

Current liabilities
Loans from related parties	(924)	(607)

Related party loans are unsecured, bear no interest and have no fixed terms of repayment. The fair value of these financial instruments approximates the carrying amount.